Trade and other payables - Movement of dividends payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables
Beginning balance	$ 567	$ 638	$ 604
Declared dividends to controlling shareholders, note 17(d)	18,542	0	0
Dividends paid to controlling shareholders, note 17(d)	(18,542)	0	0
Declared dividends to non-controlling shareholders, note 17(d)	2,647	6,160	5,140
Dividends paid to non-controlling shareholders, note 17(d)	(2,647)	(6,160)	(5,140)
Expired dividends, note 17(c)	0	(76)	(26)
Other	72	5	60
Ending balance	$ 639	$ 567	$ 638